Goodwill and Other-Long Lived Assets - Identifiable Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 387	$ 72
Accumulated Amortization	(75)	(57)
Finite-Lived Intangible Assets, Current and Future Amortization Expense [Abstract]
2011	17
2012	40
2013	39
2014	38
2015	36
2016	32
Reseller & Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	167	7
Accumulated Amortization	(8)	(2)
Finite-Lived Intangible Assets, Useful Life, Minimum	1
Finite-Lived Intangible Assets, Useful Life, Maximum	15
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	164	59
Accumulated Amortization	(59)	(49)
Finite-Lived Intangible Assets, Useful Life, Minimum	2
Finite-Lived Intangible Assets, Useful Life, Maximum	7
Tradenames [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	49	1
Accumulated Amortization	(3)	(1)
Finite-Lived Intangible Assets, Useful Life, Minimum	2
Finite-Lived Intangible Assets, Useful Life, Maximum	9
Non-compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	7	5
Accumulated Amortization	(5)	(5)
Finite-Lived Intangible Assets, Useful Life, Minimum	2
Finite-Lived Intangible Assets, Useful Life, Maximum	5
Entertainment [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	148
Long lived assets, fair value disclosure	65
Long Lived Asset, Impairment Charges	83
Property, Plant and Equipment [Member] | Entertainment [Member]
Finite-Lived Intangible Assets [Line Items]
Tangible Asset Impairment Charges	81
Finite-Lived Intangible Assets [Member] | Entertainment [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Finite-lived	$ 2